ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2017
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

(3)ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is summarized as follows:

	March 31,
	2016	2017
	RMB	RMB
Accounts receivable	55,427,300	61,560,981
Less: allowance for doubtful accounts	(4,875,266)	(5,399,726)

Accounts receivable, net	50,552,034	56,161,255

Management performs ongoing credit evaluations of its customers’ financial condition and generally does not require collateral on accounts receivable.The activity in the allowance for doubtful accounts for accounts receivable for the years ended March 31, 2015, 2016 and 2017 is as follows:

	Year Ended March 31,
	2015	2016	2017
	RMB	RMB	RMB
Beginning allowance for doubtful accounts	4,688,433	5,003,118	4,875,266
Additions charged to (reversal of) provision for doubtful accounts	845,965	(127,852)	524,460
Write-off of accounts receivable	(531,280)	—	—

Ending allowance for doubtful accounts	5,003,118	4,875,266	5,399,726